Schedule of operating costs (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total operating costs		$ 3,782	$ 5,150
Personnel [member]
IfrsStatementLineItems [Line Items]
Total operating costs		2,261	2,250
Purchased Services And Materials [member]
IfrsStatementLineItems [Line Items]
Total operating costs	[1]	1,256	2,567
Travel [member]
IfrsStatementLineItems [Line Items]
Total operating costs		55	139
Facilities And Other Expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs		$ 210	$ 194

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.